UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services

777 E. Wisconsin Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Report to Stockholders.

(a)

Osterweis Fund
OSTFX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Osterweis Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Osterweis Fund	$49	0.95%
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$155,687,356
Number of Holdings	37
Portfolio Turnover	21%
Visit https://www.osterweis.com/mutual_funds/performance/monthly  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top Holdings	(% of net assets)
Microsoft Corp.	6.7%
Alphabet, Inc. - Class C	6.5%
Amazon.com, Inc.	5.4%
Airbus SE	4.0%
Visa, Inc. - Class A	3.3%
Accenture PLC - Class A	3.2%
Becton Dickinson & Co.	3.2%
Waste Connections, Inc.	3.1%
Adobe, Inc.	3.1%
Boston Scientific Corp.	3.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.osterweis.com/regulatory-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Osterweis Funds documents not be householded, please contact the Osterweis Funds at  1-866-236-0050, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Osterweis Funds or your financial intermediary.
Osterweis Fund	PAGE 1	TSR-SAR-742935406

Osterweis Growth & Income Fund
OSTVX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Osterweis Growth & Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Osterweis Growth & Income Fund	$45	0.88%
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$187,592,944
Number of Holdings	158
Portfolio Turnover	22%
Visit https://www.osterweis.com/mutual_funds/performance/monthly  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top Holdings	(% of net assets)
Federated Hermes US Treasury Cash Reserves	7.6%
Microsoft Corp.	4.2%
Alphabet, Inc. - Class C	3.6%
Amazon.com, Inc.	2.7%
Airbus SE	2.4%
Visa, Inc. - Class A	2.2%
EastGroup Properties, Inc.	2.1%
Accenture PLC - Class A	2.0%
Becton Dickinson & Co.	2.0%
The Progressive Corp.	1.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.osterweis.com/regulatory-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Osterweis Funds documents not be householded, please contact the Osterweis Funds at  1-866-236-0050, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Osterweis Funds or your financial intermediary.
Osterweis Growth & Income Fund	PAGE 1	TSR-SAR-74316J771

Osterweis Opportunity Fund
OSTGX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Osterweis Opportunity Fund (formerly Osterweis Emerging Opportunity Fund)  for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Osterweis Opportunity Fund	$58	1.08%
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$387,848,141
Number of Holdings	41
Portfolio Turnover	57%
Visit https://www.osterweis.com/mutual_funds/performance/monthly  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top Holdings	(% of net assets)
Federated Hermes US Treasury Cash Reserves	8.0%
FirstService Corp.	3.9%
Guidewire Software, Inc.	3.8%
Skechers USA, Inc. - Class A	3.5%
Cavco Industries, Inc.	3.3%
Modine Manufacturing Co.	3.2%
FTAI Aviation Ltd.	3.1%
Generac Holdings, Inc.	3.1%
Agilysys, Inc.	3.0%
Boot Barn Holdings, Inc.	3.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.osterweis.com/regulatory-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Osterweis Funds documents not be householded, please contact the Osterweis Funds at  1-866-236-0050, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Osterweis Funds or your financial intermediary.
Osterweis Opportunity Fund	PAGE 1	TSR-SAR-74316P744

Osterweis Strategic Income Fund
OSTIX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Osterweis Strategic Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Osterweis Strategic Income Fund	$41	0.81%
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$5,730,393,262
Number of Holdings	180
Portfolio Turnover	23%
Visit https://www.osterweis.com/mutual_funds/performance/monthly  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top Holdings	(% of net assets)
MSILF Treasury Securities Portfolio	2.7%
Federated Hermes US Treasury Cash Reserves	2.7%
United States Treasury Bill	1.7%
Delta Air Lines, Inc.	1.3%
Pegasystems, Inc.	1.3%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.	1.3%
Blackstone Private Credit Fund	1.1%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.	1.1%
Coeur Mining, Inc.	1.1%
Ford Motor Credit Co. LLC	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.osterweis.com/regulatory-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Osterweis Funds documents not be householded, please contact the Osterweis Funds at  1-866-236-0050, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Osterweis Funds or your financial intermediary.
Osterweis Strategic Income Fund	PAGE 1	TSR-SAR-742935489

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Osterweis Fund (OSTFX)
Osterweis Growth & Income Fund (OSTVX)
Osterweis Opportunity Fund (OSTGX)
(formerly Osterweis Emerging Opportunity Fund)
Osterweis Strategic Income Fund (OSTIX)
Semi-Annual Financial Statements & Additional Information
September 30, 2024

Osterweis Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.0%
Aerospace & Defense - 6.3%
Airbus SE - ADR	171,535	$6,266,174
L3Harris Technologies, Inc.	14,728	3,503,349
		9,769,523
Broadline Retail - 5.4%
Amazon.com, Inc.(a)	45,085	8,400,688
Chemicals - 3.3%
Air Products & Chemicals, Inc.	11,250	3,349,575
Linde PLC	3,729	1,778,211
		5,127,786
Commercial Services & Supplies - 3.1%
Waste Connections, Inc.	27,340	4,888,939
Consumer Staples Distribution & Retail - 1.5%
Target Corp.	15,450	2,408,037
Electrical Equipment - 1.9%
AMETEK, Inc.	17,015	2,921,646
Electronic Equipment, Instruments & Components - 2.7%
Keysight Technologies, Inc.(a)	26,370	4,190,984
Financial Services - 3.3%
Visa, Inc. - Class A	18,730	5,149,813
Food Products - 2.5%
The Hershey Co.	20,550	3,941,079
Ground Transportation - 1.7%
Old Dominion Freight Line, Inc.	13,230	2,628,007
Health Care Equipment & Supplies - 6.2%
Becton Dickinson & Co.	20,460	4,932,906
Boston Scientific Corp.(a)	56,175	4,707,465
		9,640,371
Health Care Providers & Services - 2.3%
UnitedHealth Group, Inc.	6,135	3,587,012
Insurance - 5.8%
Brown & Brown, Inc.	41,985	4,349,646
The Progressive Corp.	18,503	4,695,321
		9,044,967
Interactive Media & Services - 6.5%
Alphabet, Inc. - Class C	60,645	10,139,238
IT Services - 3.2%
Accenture PLC - Class A	14,197	5,018,356

	Shares	Value
Life Sciences Tools & Services - 6.9%
Agilent Technologies, Inc.	20,055	$2,977,766
Danaher Corp.	11,871	3,300,376
Thermo Fisher Scientific, Inc.	7,242	4,479,684
		10,757,826
Machinery - 1.6%
Deere & Co.	6,021	2,512,744
Semiconductors & Semiconductor Equipment - 9.9%
Advanced Micro Devices, Inc.(a)	21,221	3,481,942
Analog Devices, Inc.	14,403	3,315,138
Applied Materials, Inc.	8,305	1,678,025
Broadcom, Inc.	21,720	3,746,700
Micron Technology, Inc.	30,580	3,171,452
		15,393,257
Software - 13.3%
Adobe, Inc.(a)	9,285	4,807,587
Intuit, Inc.	4,986	3,096,306
Microsoft Corp.	24,239	10,430,042
Salesforce, Inc.	8,586	2,350,074
		20,684,009
Specialty Retail - 5.6%
AutoZone, Inc.(a)	1,301	4,098,202
Ross Stores, Inc.	30,510	4,592,060
		8,690,262
TOTAL COMMON STOCKS (Cost $89,318,397)		144,894,544
REAL ESTATE INVESTMENT TRUSTS - 4.4%
EastGroup Properties, Inc.	23,835	4,452,855
Lamar Advertising Co. - Class A	17,705	2,365,388
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,422,890)		6,818,243
SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%
Federated Hermes US Treasury Cash Reserves - Class Institutional, 4.86%(b)	3,850,326	3,850,326
TOTAL SHORT-TERM INVESTMENT (Cost $3,850,326)		3,850,326
TOTAL INVESTMENTS - 99.9% (Cost $98,591,613)		$155,563,113
Other Assets in Excess of Liabilities - 0.1%		124,243
TOTAL NET ASSETS - 100.0%		$155,687,356

The accompanying notes are an integral part of these financial statements.

1

Osterweis Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

2

Osterweis Growth and Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 58.0%
Aerospace & Defense - 3.8%
Airbus SE - ADR	122,710	$4,482,596
L3Harris Technologies, Inc.	11,322	2,693,164
		7,175,760
Broadline Retail - 2.7%
Amazon.com, Inc.(a)	27,315	5,089,604
Chemicals - 2.2%
Air Products & Chemicals, Inc.	6,870	2,045,474
Linde PLC	4,460	2,126,795
		4,172,269
Commercial Services & Supplies - 1.9%
Waste Connections, Inc.	19,755	3,532,589
Consumer Staples Distribution & Retail - 1.0%
Southeastern Grocers, Inc.(a)(b)	7,928	5,133
Target Corp.	11,630	1,812,652
Tops Holding, Litigation Trust Proceeds(a)(b)	2,292,000	1,721
		1,819,506
Electrical Equipment - 1.1%
AMETEK, Inc.	12,285	2,109,457
Electronic Equipment, Instruments & Components - 1.7%
Keysight Technologies, Inc.(a)	20,105	3,195,288
Financial Services - 2.2%
Visa, Inc. - Class A	15,040	4,135,248
Food Products - 1.9%
The Hershey Co.	18,660	3,578,615
Ground Transportation - 1.4%
Old Dominion Freight Line, Inc.	13,280	2,637,939
Health Care Equipment & Supplies - 2.0%
Becton Dickinson & Co.	15,247	3,676,052
Health Care Providers & Services - 1.4%
UnitedHealth Group, Inc.	4,553	2,662,048
Insurance - 3.8%
Brown & Brown, Inc.	34,290	3,552,444
The Progressive Corp.	14,332	3,636,888
		7,189,332
Interactive Media & Services - 3.6%
Alphabet, Inc. - Class C	39,915	6,673,389
IT Services - 2.0%
Accenture PLC - Class A	10,419	3,682,908

	Shares	Value
Life Sciences Tools & Services - 4.4%
Agilent Technologies, Inc.	16,160	$ 2,399,437
Danaher Corp.	9,024	2,508,852
Thermo Fisher Scientific, Inc.	5,566	3,442,961
		8,351,250
Machinery - 1.0%
Deere & Co.	4,585	1,913,458
Metals & Mining - 0.4%
Real Alloy Equity(a)(b)	10	673,371
Pharmaceuticals - 1.5%
Novartis AG - ADR	24,480	2,815,690
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc.(a)	15,985	2,622,819
Analog Devices, Inc.	10,898	2,508,393
Applied Materials, Inc.	6,247	1,262,206
Broadcom, Inc.	19,110	3,296,475
Micron Technology, Inc.	23,315	2,417,998
		12,107,891
Software - 8.1%
Adobe, Inc.(a)	5,821	3,013,997
Intuit, Inc.	3,799	2,359,179
Microsoft Corp.	18,415	7,923,975
Salesforce, Inc.	6,735	1,843,437
		15,140,588
Specialty Retail - 3.5%
AutoZone, Inc.(a)	979	3,083,889
Ross Stores, Inc.	23,075	3,473,018
		6,556,907
TOTAL COMMON STOCKS (Cost $72,579,028)		108,889,159
	Par
CORPORATE BONDS - 26.5%
Aerospace & Defense - 0.3%
Rolls-Royce PLC, 3.63%, 10/14/2025(c)	$572,000	564,163
Automobile Components - 1.4%
Adient Global Holdings Ltd., 7.00%, 04/15/2028(c)	350,000	360,806
American Axle & Manufacturing, Inc.
6.25%, 03/15/2026	18,000	18,094
6.50%, 04/01/2027	300,000	300,964
Patrick Industries, Inc., 7.50%, 10/15/2027(c)	500,000	502,086
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029(c)	600,000	521,900

The accompanying notes are an integral part of these financial statements.

3

Osterweis Growth and Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Automobile Components - (Continued)
The Goodyear Tire & Rubber Co.
9.50%, 05/31/2025	$468,000	$470,198
5.00%, 07/15/2029	500,000	460,323
		2,634,371
Automobiles - 0.6%
Ford Motor Co., 9.63%, 04/22/2030	500,000	592,709
Ford Motor Credit Co. LLC, 2.30%, 02/10/2025	500,000	494,449
		1,087,158
Banks - 0.5%
Wells Fargo & Co., 2.19% to 04/30/2025 then SOFR + 2.00%, 04/30/2026	1,000,000	983,798
Beverages - 0.2%
Primo Water Holdings, Inc., 4.38%, 04/30/2029(c)	300,000	288,162
Building Products - 0.5%
Griffon Corp., 5.75%, 03/01/2028	500,000	494,037
Masterbrand, Inc., 7.00%, 07/15/2032(c)	500,000	524,797
		1,018,834
Capital Markets - 0.8%
Ares Capital Corp., 4.25%, 03/01/2025	250,000	248,937
Blackstone Private Credit Fund, 2.35%, 11/22/2024	500,000	497,578
Oppenheimer Holdings, Inc., 5.50%, 10/01/2025	750,000	752,082
		1,498,597
Chemicals - 0.7%
Consolidated Energy Finance SA
6.50%, 05/15/2026(c)	100,000	98,929
5.63%, 10/15/2028(c)	400,000	337,365
12.00%, 02/15/2031(c)	250,000	251,662
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/2029(c)	500,000	535,955
		1,223,911
Commercial Services & Supplies - 0.5%
GFL Environmental, Inc., 5.13%, 12/15/2026(c)	220,000	219,660
Pitney Bowes, Inc., 7.25%, 03/15/2029(c)	725,000	712,902
		932,562
Computers & Peripherals - 0.7%
CPI CG, Inc., 10.00%, 07/15/2029(c)	600,000	632,058

	Par	Value
Xerox Holdings Corp.
5.50%, 08/15/2028(c)	$250,000	$212,842
8.88%, 11/30/2029(c)	500,000	464,440
		1,309,340
Construction & Engineering - 1.2%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(c)	750,000	736,615
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(c)	600,000	558,949
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(c)	500,000	489,098
Tutor Perini Corp., 11.88%, 04/30/2029(c)	500,000	558,000
		2,342,662
Consumer Finance - 1.2%
Bread Financial Holdings, Inc., 7.00%, 01/15/2026(c)	146,000	145,532
Enova International, Inc.
11.25%, 12/15/2028(c)	250,000	269,327
9.13%, 08/01/2029(c)	350,000	359,492
FirstCash, Inc.
5.63%, 01/01/2030(c)	500,000	495,913
6.88%, 03/01/2032(c)	500,000	515,234
Synchrony Financial, 4.50%, 07/23/2025	500,000	497,011
		2,282,509
Consumer Staples Distribution & Retail - 1.6%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(c)	500,000	426,385
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029(c)	750,000	780,731
Performance Food Group, Inc., 5.50%, 10/15/2027(c)	750,000	748,860
United Natural Foods, Inc., 6.75%, 10/15/2028(c)	625,000	597,521
US Foods, Inc., 4.75%, 02/15/2029(c)	470,000	458,688
		3,012,185
Diversified Consumer Services - 0.1%
Carriage Services, Inc., 4.25%, 05/15/2029(c)	200,000	185,488
Electronic Equipment, Instruments & Components - 0.4%
CDW LLC / CDW Finance Corp., 4.13%, 05/01/2025	750,000	745,179
Entertainment - 0.3%
Banijay Entertainment SAS, 8.13%, 05/01/2029(c)	500,000	520,082

The accompanying notes are an integral part of these financial statements.

4

Osterweis Growth and Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financial Services - 1.1%
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(c)	$250,000	$249,733
HAS Capital Income Opportunity Fund II LLC, 0.00%, 08/31/2031(b)(c)	642,000	366,792
Nationstar Mortgage Holdings, Inc., 5.00%, 02/01/2026(c)	250,000	248,997
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(c)	750,000	749,345
United Wholesale Mortgage LLC
5.50%, 11/15/2025(c)	320,000	319,694
5.50%, 04/15/2029(c)	180,000	175,455
		2,110,016
Food Products - 0.2%
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029(c)	494,000	468,489
Ground Transportation - 0.5%
RXO, Inc., 7.50%, 11/15/2027(c)	500,000	516,120
Uber Technologies, Inc., 8.00%, 11/01/2026(c)	500,000	501,102
		1,017,222
Health Care Providers & Services - 0.4%
Owens & Minor, Inc., 4.50%, 03/31/2029(c)	750,000	678,805
Hotels, Restaurants & Leisure - 1.1%
Aramark Services, Inc., 5.00%, 04/01/2025(c)	100,000	100,012
Carnival Corp.
5.75%, 03/01/2027(c)	500,000	506,882
6.00%, 05/01/2029(c)	250,000	253,404
Las Vegas Sands Corp., 2.90%, 06/25/2025	500,000	491,590
MGM Resorts International, 5.75%, 06/15/2025	500,000	501,961
NCL Corp. Ltd., 3.63%, 12/15/2024(c)	220,000	219,815
		2,073,664
Household Durables - 1.0%
Adams Homes, Inc., 9.25%, 10/15/2028(c)	500,000	533,905
Empire Communities Corp., 9.75%, 05/01/2029(c)	500,000	534,372
STL Holding Co. LLC, 8.75%, 02/15/2029(c)	250,000	266,188
The New Home Co., Inc., 9.25%, 10/01/2029(c)	500,000	527,009
		1,861,474

	Par	Value
Industrial Conglomerates - 0.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	$300,000	$297,916
IT Services - 0.3%
Unisys Corp., 6.88%, 11/01/2027(c)	500,000	481,063
Machinery - 0.6%
The Manitowoc Co., Inc., 9.25%, 10/01/2031(c)	500,000	513,125
Wabash National Corp., 4.50%, 10/15/2028(c)	750,000	688,032
		1,201,157
Media - 0.4%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 08/15/2027(c)	700,000	688,077
Metals & Mining - 1.6%
Century Aluminum Co., 7.50%, 04/01/2028(c)	750,000	765,268
Coeur Mining, Inc., 5.13%, 02/15/2029(c)	600,000	582,998
Hecla Mining Co., 7.25%, 02/15/2028	500,000	510,323
Perenti Finance Pty Ltd.
6.50%, 10/07/2025(c)	234,321	234,699
7.50%, 04/26/2029(c)	500,000	521,274
SunCoke Energy, Inc., 4.88%, 06/30/2029(c)	500,000	453,923
		3,068,485
Mortgage Real Estate Investment Trusts - REITS - 0.6%
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027(c)	500,000	497,151
Starwood Property Trust, Inc., 3.75%, 12/31/2024(c)	600,000	597,071
		1,094,222
Oil, Gas & Consumable Fuels - 1.2%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
11.00%, 04/15/2025(c)	500,000	499,493
9.75%, 07/15/2028(c)	250,000	246,028
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 02/01/2028	450,000	455,960
Global Partners LP / GLP Finance Corp., 7.00%, 08/01/2027	500,000	504,127
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029(c)	500,000	513,071
		2,218,679

The accompanying notes are an integral part of these financial statements.

5

Osterweis Growth and Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Passenger Airlines - 1.9%
Allegiant Travel Co., 7.25%, 08/15/2027(c)	$750,000	$740,915
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(c)	777,583	777,094
Delta Air Lines, Inc., 2.90%, 10/28/2024	500,000	498,847
JetBlue Airways Corp. / JetBlue Loyalty L.P., 9.88%, 09/20/2031(c)	850,000	895,663
United Airlines, Inc., 4.38%, 04/15/2026(c)	750,000	739,171
		3,651,690
Professional Services - 0.3%
Conduent Business Services LLC/ Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(c)	600,000	578,663
Software - 0.3%
Fair Isaac Corp., 5.25%, 05/15/2026(c)	250,000	250,471
NCR Voyix Corp., 5.00%, 10/01/2028(c)	250,000	245,897
		496,368
Specialty Retail - 1.2%
Ken Garff Automotive LLC, 4.88%, 09/15/2028(c)	500,000	484,729
Penske Automotive Group, Inc., 3.50%, 09/01/2025	750,000	738,016
Sonic Automotive, Inc., 4.63%, 11/15/2029(c)	500,000	469,966
Upbound Group, Inc., 6.38%, 02/15/2029(c)	600,000	581,397
		2,274,108
Trading Companies & Distributors - 2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/2024	1,000,000	997,221
Air Lease Corp., 2.30%, 02/01/2025	500,000	495,059
Aviation Capital Group LLC, 5.50%, 12/15/2024(c)	750,000	749,403
Castlelake Aviation Finance DAC, 5.00%, 04/15/2027(c)	500,000	503,087
GGAM Finance Ltd., 7.75%, 05/15/2026(c)	500,000	512,098
Herc Holdings, Inc., 5.50%, 07/15/2027(c)	500,000	499,775
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/2028(c)	500,000	526,615

	Par	Value
WESCO Distribution, Inc., 7.25%, 06/15/2028(c)	$250,000	$256,200
		4,539,458
Transportation Infrastructure - 0.2%
Signature Aviation US Holdings, Inc., 4.00%, 03/01/2028(c)	400,000	360,274
TOTAL CORPORATE BONDS (Cost $49,784,320)		49,788,831
	Shares
REAL ESTATE INVESTMENT TRUSTS - 3.7%
EastGroup Properties, Inc.	20,750	3,876,515
Lamar Advertising Co. - Class A - Class A	22,320	2,981,952
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,279,240)		6,858,467
	Par
CONVERTIBLE BONDS - 2.6%
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc., 1.13%, 10/15/2024	$750,000	752,433
Automobiles - 0.1%
Ford Motor Co., 0.00%, 03/15/2026(d)	100,000	98,250
Consumer Finance - 0.5%
EZCORP, Inc.
2.38%, 05/01/2025	250,000	247,215
3.75%, 12/15/2029(c)	240,000	290,880
LendingTree, Inc., 0.50%, 07/15/2025	500,000	470,575
		1,008,670
Health Care Equipment & Supplies - 0.1%
Haemonetics Corp., 0.00%, 03/01/2026(d)	250,000	231,250
IT Services - 0.5%
BigBear.ai Holdings, Inc., 6.00%, 12/15/2026(c)	650,000	484,842
Wix.com Ltd., 0.00%, 08/15/2025(d)	500,000	478,750
		963,592
Machinery - 0.1%
John Bean Technologies Corp., 0.25%, 05/15/2026	250,000	235,425
Passenger Airlines - 0.1%
Southwest Airlines Co., 1.25%, 05/01/2025	200,000	202,236

The accompanying notes are an integral part of these financial statements.

6

Osterweis Growth and Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CONVERTIBLE BONDS - (Continued)
Pharmaceuticals - 0.2%
Jazz Investments I Ltd., 2.00%, 06/15/2026	$350,000	$350,087
Software - 0.6%
Pegasystems, Inc., 0.75%, 03/01/2025	750,000	736,875
Tyler Technologies, Inc., 0.25%, 03/15/2026	250,000	307,750
		1,044,625
TOTAL CONVERTIBLE BONDS (Cost $4,950,021)		4,886,568
SHORT-TERM INVESTMENTS - 8.7%
Commercial Paper - 1.1%
Chemicals - 0.6%
FMC Corp., 5.93%, 10/09/2024(e)	1,000,000	$998,610
Industrial Power & Renewable Electricity Products - 0.5%
Brookfield Renewable Partners L.P., 5.83%, 10/22/2024(e)	1,000,000	996,958
Total Commercial Paper (Cost $1,995,317)		1,995,568
	Shares
Money Market Funds - 7.6%
Federated Hermes US Treasury Cash Reserves - Class Institutional, 4.86%(f)	14,273,674	14,273,674
TOTAL SHORT-TERM INVESTMENTS (Cost $16,268,991)		16,269,242
TOTAL INVESTMENTS - 99.5% (Cost $148,861,600)		$186,692,267
Other Assets in Excess of Liabilities - 0.5%		900,677
TOTAL NET ASSETS - 100.0%		$187,592,944

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Société Anonyme
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,047,017 or 0.6% of net assets as of September 30, 2024.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $38,518,174 or 20.5% of the Fund’s net assets.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	The rate shown is the effective yield as of September 30, 2024.
(f)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

7

Osterweis Opportunity Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.8%
Aerospace & Defense - 2.4%
Axon Enterprise, Inc.(a)	23,061	$9,215,176
Automobile Components - 3.2%
Modine Manufacturing Co.(a)	92,325	12,259,837
Biotechnology - 5.9%
Amicus Therapeutics, Inc.(a)	745,460	7,961,513
Natera, Inc.(a)	63,915	8,114,009
Viking Therapeutics, Inc.(a)	106,055	6,714,342
		22,789,864
Diversified Consumer Services - 2.3%
Duolingo, Inc.(a)	32,053	9,039,587
Electrical Equipment - 5.6%
Generac Holdings, Inc.(a)	74,630	11,857,215
Sensata Technologies Holding PLC	278,640	9,992,030
		21,849,245
Food Products - 2.5%
Freshpet, Inc.(a)	71,670	9,802,306
Health Care Equipment & Supplies - 9.1%
CONMED Corp.	81,475	5,859,682
PROCEPT BioRobotics Corp.(a)	114,910	9,206,589
RxSight, Inc.(a)	163,745	8,093,916
TransMedics Group, Inc.(a)	32,815	5,151,955
UFP Technologies, Inc.(a)	22,539	7,138,101
		35,450,243
Health Care Providers & Services - 2.6%
The Ensign Group, Inc.	69,360	9,975,355
Health Care Technology - 1.9%
Evolent Health, Inc. - Class A(a)	262,160	7,413,885
Hotels, Restaurants & Leisure - 2.7%
Sweetgreen, Inc. - Class A(a)	295,545	10,477,070
Household Durables - 3.3%
Cavco Industries, Inc.(a)	30,296	12,973,959
Life Sciences Tools & Services - 4.7%
Bio-Techne Corp.	143,169	11,443,498
Repligen Corp.(a)	45,160	6,720,711
		18,164,209
Oil, Gas & Consumable Fuels - 2.4%
Magnolia Oil & Gas Corp. - Class A	375,255	9,163,727
Personal Care Products - 1.9%
elf Beauty, Inc.(a)	66,548	7,255,729

	Shares	Value
Professional Services - 4.5%
KBR, Inc.	144,960	$9,441,245
Verra Mobility Corp.(a)	286,250	7,960,612
		17,401,857
Real Estate Management & Development - 3.9%
FirstService Corp.	83,923	15,312,591
Semiconductors & Semiconductor Equipment - 4.7%
ACM Research, Inc. - Class A(a)	241,000	4,892,300
MACOM Technology Solutions Holdings, Inc.(a)	59,175	6,583,810
Onto Innovation, Inc.(a)	32,698	6,786,797
		18,262,907
Software - 18.0%
Agilysys, Inc.(a)	106,780	11,635,817
Clearwater Analytics Holdings, Inc. - Class A(a)	244,640	6,177,160
Guidewire Software, Inc.(a)	81,495	14,908,695
Klaviyo, Inc. - Class A(a)	223,455	7,905,838
Manhattan Associates, Inc.(a)	27,909	7,853,034
Monday.com Ltd.(a)	35,611	9,891,668
SentinelOne, Inc. - Class A(a)	254,445	6,086,324
Zeta Global Holdings Corp. - Class A(a)	180,920	5,396,844
		69,855,380
Specialty Retail - 4.6%
Abercrombie & Fitch Co. - Class A(a)	44,170	6,179,383
Boot Barn Holdings, Inc.(a)	69,350	11,600,868
		17,780,251
Textiles, Apparel & Luxury Goods - 3.5%
Skechers USA, Inc. - Class A(a)	204,510	13,685,809
Trading Companies & Distributors - 3.1%
FTAI Aviation Ltd.	90,360	12,008,844
TOTAL COMMON STOCKS (Cost $288,204,582)		360,137,831
SHORT-TERM INVESTMENTS - 8.0%
Money Market Funds - 8.0%
Federated Hermes US Treasury Cash Reserves - Class Institutional, 4.86%(b)	30,984,407	30,984,407
TOTAL SHORT-TERM INVESTMENTS (Cost $30,984,407)		30,984,407
TOTAL INVESTMENTS - 100.8% (Cost $319,188,989)		$391,122,238
Liabilities in Excess of Other Assets - (0.8)%		(3,274,097)
TOTAL NET ASSETS - 100.0%		$387,848,141

The accompanying notes are an integral part of these financial statements.

8

Osterweis Opportunity Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

9

Osterweis Strategic Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - 73.5%
Aerospace & Defense - 0.4%
Rolls-Royce PLC, 3.63%, 10/14/2025(a)	$23,935,000	$23,607,059
Automobile Components - 4.1%
Adient Global Holdings Ltd., 7.00%, 04/15/2028(a)	12,650,000	13,040,569
American Axle & Manufacturing, Inc.
6.25%, 03/15/2026	2,182,000	2,193,349
6.50%, 04/01/2027	9,260,000	9,289,771
6.88%, 07/01/2028	44,500,000	44,476,055
Patrick Industries, Inc., 7.50%, 10/15/2027(a)	51,339,000	51,553,238
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029(a)	54,702,000	47,581,577
The Goodyear Tire & Rubber Co.
9.50%, 05/31/2025	55,335,000	55,594,908
5.00%, 07/15/2029	14,500,000	13,349,358
		237,078,825
Automobiles - 1.6%
Ford Motor Co., 9.63%, 04/22/2030	9,000,000	10,668,758
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	64,741,000	64,022,310
4.69%, 06/09/2025	10,000,000	9,965,604
Thor Industries, Inc., 4.00%, 10/15/2029(a)	10,000,000	9,323,709
		93,980,381
Banks - 1.1%
Wells Fargo & Co., 2.19% to 04/30/2025 then SOFR + 2.00%, 04/30/2026	65,073,000	64,018,707
Beverages - 0.4%
Primo Water Holdings, Inc., 4.38%, 04/30/2029(a)	25,728,000	24,712,789
Biotechnology - 0.9%
AbbVie, Inc., 3.80%, 03/15/2025	51,823,000	51,635,231
Building Products - 1.1%
Griffon Corp., 5.75%, 03/01/2028	60,288,000	59,568,933
Masterbrand, Inc., 7.00%, 07/15/2032(a)	4,500,000	4,723,175
		64,292,108
Capital Markets - 2.5%
Ares Capital Corp., 4.25%, 03/01/2025	26,487,000	26,374,434
Blackstone Private Credit Fund, 2.35%, 11/22/2024	65,206,000	64,890,102

	Par	Value
Oppenheimer Holdings, Inc., 5.50%, 10/01/2025	$50,650,000	$50,790,616
		142,055,152
Chemicals - 1.3%
Consolidated Energy Finance SA
6.50%, 05/15/2026(a)	7,050,000	6,974,500
5.63%, 10/15/2028(a)	31,700,000	26,736,183
12.00%, 02/15/2031(a)	19,750,000	19,881,276
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/2029(a)	17,500,000	18,758,425
		72,350,384
Commercial Services & Supplies - 1.3%
GFL Environmental, Inc., 5.13%, 12/15/2026(a)	11,100,000	11,082,812
Pitney Bowes, Inc., 7.25%, 03/15/2029(a)	62,645,000	61,599,668
		72,682,480
Computers & Peripherals - 1.9%
CPI CG, Inc., 10.00%, 07/15/2029(a)	31,400,000	33,077,702
Xerox Holdings Corp.
5.00%, 08/15/2025(a)	31,001,000	30,764,940
5.50%, 08/15/2028(a)	22,339,000	19,018,692
8.88%, 11/30/2029(a)	28,000,000	26,008,668
		108,870,002
Construction & Engineering - 3.1%
APi Group DE, Inc., 4.13%, 07/15/2029(a)	26,650,000	25,084,363
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(a)	51,157,000	50,244,047
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	30,747,000	28,643,330
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(a)	46,500,000	45,486,119
Tutor Perini Corp., 11.88%, 04/30/2029(a)	24,500,000	27,341,976
		176,799,835
Consumer Finance - 3.1%
Bread Financial Holdings, Inc., 7.00%, 01/15/2026(a)	9,870,000	9,838,347
Enova International, Inc.
11.25%, 12/15/2028(a)	11,750,000	12,658,392
9.13%, 08/01/2029(a)	43,950,000	45,141,957
FirstCash, Inc.
4.63%, 09/01/2028(a)	15,000,000	14,449,924
5.63%, 01/01/2030(a)	19,500,000	19,340,595
6.88%, 03/01/2032(a)	24,500,000	25,246,481
Synchrony Financial, 4.50%, 07/23/2025	52,948,000	52,631,440
		179,307,136

The accompanying notes are an integral part of these financial statements.

10

Osterweis Strategic Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Staples Distribution & Retail - 4.0%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(a)	$45,765,000	$39,027,042
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029(a)	62,250,000	64,800,662
Performance Food Group, Inc., 5.50%, 10/15/2027(a)	57,195,000	57,108,045
United Natural Foods, Inc., 6.75%, 10/15/2028(a)	50,549,000	48,326,517
US Foods, Inc., 4.75%, 02/15/2029(a)	23,384,000	22,821,215
		232,083,481
Containers & Packaging - 0.3%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(a)	17,000,000	16,359,874
Diversified Consumer Services - 0.1%
Carriage Services, Inc., 4.25%, 05/15/2029(a)	7,800,000	7,234,035
Electronic Equipment, Instruments & Components - 0.7%
CDW LLC / CDW Finance Corp., 4.13%, 05/01/2025	40,138,000	39,879,969
Entertainment - 0.4%
Banijay Entertainment SAS, 8.13%, 05/01/2029(a)	19,500,000	20,283,179
Financial Services - 4.1%
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(a)	25,489,000	25,461,757
HAS Capital Income Opportunity Fund II LLC, 0.00%, 08/31/2031(a)(b)	21,807,000	12,458,950
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/2026(a)	23,250,000	23,156,700
5.50%, 08/15/2028(a)	24,680,000	24,449,955
5.13%, 12/15/2030(a)	9,500,000	9,116,633
5.75%, 11/15/2031(a)	18,000,000	17,652,305
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(a)	62,580,000	62,525,380
United Wholesale Mortgage LLC
5.50%, 11/15/2025(a)	30,655,000	30,625,669
5.75%, 06/15/2027(a)	7,000,000	6,960,571
5.50%, 04/15/2029(a)	20,820,000	20,294,286
		232,702,206

	Par	Value
Food Products - 0.5%
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029(a)	$27,438,000	$26,021,033
Ground Transportation - 1.5%
RXO, Inc., 7.50%, 11/15/2027(a)	24,500,000	25,289,880
Uber Technologies, Inc., 8.00%, 11/01/2026(a)	61,236,000	61,371,025
		86,660,905
Health Care Providers & Services - 1.0%
AMN Healthcare, Inc., 4.63%, 10/01/2027(a)	9,500,000	9,294,258
Owens & Minor, Inc., 4.50%, 03/31/2029(a)	52,310,000	47,344,353
		56,638,611
Hotels, Restaurants & Leisure - 2.7%
Carnival Corp.
7.63%, 03/01/2026(a)	48,616,000	49,117,474
5.75%, 03/01/2027(a)	9,500,000	9,630,749
6.00%, 05/01/2029(a)	19,750,000	20,018,935
Las Vegas Sands Corp., 2.90%, 06/25/2025	23,400,000	23,006,421
MGM Resorts International, 5.75%, 06/15/2025	18,934,000	19,008,278
NCL Corp. Ltd.
3.63%, 12/15/2024(a)	9,347,000	9,339,120
5.88%, 03/15/2026(a)	12,000,000	12,019,944
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(a)	12,447,000	12,483,905
		154,624,826
Household Durables - 3.2%
Adams Homes, Inc., 9.25%, 10/15/2028(a)	34,500,000	36,839,445
Empire Communities Corp., 9.75%, 05/01/2029(a)	48,250,000	51,566,947
Installed Building Products, Inc., 5.75%, 02/01/2028(a)	6,750,000	6,734,962
Mattamy Group Corp., 5.25%, 12/15/2027(a)	24,500,000	24,380,940
STL Holding Co. LLC, 8.75%, 02/15/2029(a)	7,750,000	8,251,820
The New Home Co., Inc., 9.25%, 10/01/2029(a)	52,500,000	55,335,945
		183,110,059
Industrial Conglomerates - 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	34,863,000	34,620,793

The accompanying notes are an integral part of these financial statements.

11

Osterweis Strategic Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
IT Services - 1.1%
Unisys Corp., 6.88%, 11/01/2027(a)	$66,074,000	$63,571,533
Leisure Products - 0.1%
Acushnet Co., 7.38%, 10/15/2028(a)	3,000,000	3,165,429
Machinery - 1.2%
The Manitowoc Co., Inc., 9.25%, 10/01/2031(a)	24,500,000	25,143,125
Wabash National Corp., 4.50%, 10/15/2028(a)	46,750,000	42,887,305
		68,030,430
Media - 0.9%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 08/15/2027(a)	55,300,000	54,358,092
Metals & Mining - 3.9%
Century Aluminum Co., 7.50%, 04/01/2028(a)	35,905,000	36,635,918
Coeur Mining, Inc., 5.13%, 02/15/2029(a)	66,150,000	64,275,481
Hecla Mining Co., 7.25%, 02/15/2028	61,347,000	62,613,632
Perenti Finance Pty Ltd.
6.50%, 10/07/2025(a)	8,516,978	8,530,711
7.50%, 04/26/2029(a)	12,000,000	12,510,588
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	42,674,000	38,741,390
		223,307,720
Mortgage Real Estate Investment Trusts - REITS - 2.5%
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026(a)	35,570,000	34,469,121
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027(a)	44,341,000	44,088,385
Starwood Property Trust, Inc., 3.75%, 12/31/2024(a)	63,058,000	62,750,170
		141,307,676
Oil, Gas & Consumable Fuels - 2.9%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
11.00%, 04/15/2025(a)	28,151,000	28,122,472
9.75%, 07/15/2028(a)	29,232,000	28,767,504
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 02/01/2028	51,550,000	52,232,780
8.88%, 04/15/2030	10,000,000	10,521,430
Global Partners LP / GLP Finance Corp., 7.00%, 08/01/2027	30,750,000	31,003,810

	Par	Value
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029(a)	$14,030,000	$14,396,772
		165,044,768
Passenger Airlines - 5.5%
Allegiant Travel Co., 7.25%, 08/15/2027(a)	62,975,000	62,212,202
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(a)	61,475,641	61,436,967
Delta Air Lines, Inc., 2.90%, 10/28/2024	72,793,000	72,625,103
JetBlue Airways Corp. / JetBlue Loyalty L.P., 9.88%, 09/20/2031(a)	53,650,000	56,532,162
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027(a)	11,000,000	11,145,200
United Airlines, Inc., 4.38%, 04/15/2026(a)	40,581,000	39,995,043
United Airlines Holdings, Inc., 4.88%, 01/15/2025	9,134,000	9,124,759
		313,071,436
Professional Services - 1.6%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(a)	74,500,000	71,850,698
KBR, Inc., 4.75%, 09/30/2028(a)	20,000,000	19,140,882
		90,991,580
Software - 1.2%
Fair Isaac Corp., 5.25%, 05/15/2026(a)	13,885,000	13,911,145
NCR Voyix Corp.
5.00%, 10/01/2028(a)	5,750,000	5,655,637
5.13%, 04/15/2029(a)	2,913,000	2,853,170
Oracle Corp.
2.95%, 11/15/2024	19,110,000	19,059,869
2.95%, 05/15/2025	30,000,000	29,674,961
		71,154,782
Specialized REITs - 1.0%
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/2025	35,700,000	35,698,580
Iron Mountain, Inc., 5.25%, 03/15/2028(a)	20,000,000	19,937,830
		55,636,410
Specialty Retail - 3.4%
Advance Auto Parts, Inc., 5.90%, 03/09/2026	15,000,000	15,160,276
Ken Garff Automotive LLC, 4.88%, 09/15/2028(a)	54,664,000	52,994,458

The accompanying notes are an integral part of these financial statements.

12

Osterweis Strategic Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Specialty Retail - (Continued)
Penske Automotive Group, Inc., 3.50%, 09/01/2025	$41,156,000	$40,498,368
Sonic Automotive, Inc., 4.63%, 11/15/2029(a)	34,500,000	32,427,678
Upbound Group, Inc., 6.38%, 02/15/2029(a)	57,600,000	55,814,054
		196,894,834
Textiles, Apparel & Luxury Goods - 0.2%
The William Carter Co., 5.63%, 03/15/2027(a)	10,727,000	10,714,029
Trading Companies & Distributors - 5.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.65%, 10/29/2024	36,816,000	36,713,678
1.75%, 10/29/2024	31,260,000	31,174,071
Air Lease Corp., 2.30%, 02/01/2025	57,428,000	56,860,506
Aviation Capital Group LLC, 5.50%, 12/15/2024(a)	29,063,000	29,039,878
Castlelake Aviation Finance DAC, 5.00%, 04/15/2027(a)	52,500,000	52,824,135
GGAM Finance Ltd., 7.75%, 05/15/2026(a)	41,500,000	42,504,093
Herc Holdings, Inc., 5.50%, 07/15/2027(a)	32,823,000	32,808,246
Macquarie Airfinance Holdings Ltd.
8.38%, 05/01/2028(a)	19,500,000	20,538,004
8.13%, 03/30/2029(a)	7,000,000	7,421,764
WESCO Distribution, Inc., 7.25%, 06/15/2028(a)	16,750,000	17,165,383
		327,049,758
Transportation Infrastructure - 0.4%
Signature Aviation US Holdings, Inc., 4.00%, 03/01/2028(a)	25,600,000	23,057,536
TOTAL CORPORATE BONDS (Cost $4,229,466,552)		4,208,965,073
CONVERTIBLE BONDS - 5.5%
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc., 1.13%, 10/15/2024	28,961,000	29,054,947
Automobiles - 0.1%
Ford Motor Co., 0.00%, 03/15/2026(c)	2,900,000	2,849,250
Broadline Retail - 0.1%
Etsy, Inc., 0.25%, 06/15/2028	7,750,000	6,354,496

	Par	Value
Consumer Finance - 0.9%
EZCORP, Inc.
2.38%, 05/01/2025	$12,500,000	$12,360,761
3.75%, 12/15/2029(a)	9,445,000	11,447,340
LendingTree, Inc., 0.50%, 07/15/2025	27,517,000	25,897,625
		49,705,726
Financial Services - 0.4%
Block, Inc., 0.13%, 03/01/2025	25,000,000	24,531,250
Health Care Equipment & Supplies - 0.3%
Haemonetics Corp., 0.00%, 03/01/2026(c)	21,050,000	19,471,250
IT Services - 1.2%
BigBear.ai Holdings, Inc., 6.00%, 12/15/2026(a)	28,350,000	21,146,550
Wix.com Ltd., 0.00%, 08/15/2025(c)	51,443,000	49,256,672
		70,403,222
Machinery - 0.2%
John Bean Technologies Corp., 0.25%, 05/15/2026	9,450,000	8,899,065
Passenger Airlines - 0.1%
Southwest Airlines Co., 1.25%, 05/01/2025	7,675,000	7,760,793
Pharmaceuticals - 0.1%
Jazz Investments I Ltd., 2.00%, 06/15/2026	6,650,000	6,651,663
Software - 1.6%
Jamf Holding Corp., 0.13%, 09/01/2026	11,600,000	10,503,203
Pegasystems, Inc., 0.75%, 03/01/2025	73,750,000	72,459,375
Tyler Technologies, Inc., 0.25%, 03/15/2026	6,750,000	8,309,250
		91,271,828
TOTAL CONVERTIBLE BONDS (Cost $324,580,458)		316,953,490
	Shares
COMMON STOCKS - 0.9%
Consumer Staples Distribution & Retail - 0.0%(d)
Southeastern Grocers, Inc.(b)(e)	4,649,942	3,010,373
Tops Holding, Litigation Trust Proceeds(b)(e)	61,582,000	46,248
		3,056,621
Metals & Mining - 0.9%
Real Alloy Equity(b)(e)	705	49,783,507
TOTAL COMMON STOCKS (Cost $46,422,668)		52,840,128

The accompanying notes are an integral part of these financial statements.

13

Osterweis Strategic Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
SHORT-TERM INVESTMENTS - 20.6%
Commercial Paper - 13.4%
Automobile Components - 0.9%
Magna International, Inc., 5.45%, 10/17/2024(f)	$50,000,000	$49,882,999
Automobiles - 2.8%
General Motors Financial Co., Inc., 5.56%, 10/31/2024(f)	30,000,000	29,869,197
General Motors Financial Co., Inc., 5.56%, 10/30/2024(f)	20,000,000	19,915,583
Harley-Davidson Corp., 5.91%, 10/18/2024(f)	35,000,000	34,910,776
Harley-Davidson Corp., 5.87%, 10/21/2024(f)	25,000,000	24,925,275
VW Credit, Inc., 5.04%, 11/08/2024(f)	50,000,000	49,730,684
		159,351,515
Beverages - 0.2%
Constellation Brands, Inc., 5.33%, 10/04/2024(f)	10,000,000	9,994,215
Broadline Retail - 1.5%
Canadian Tire Corp., 4.96%, 10/09/2024(f)	25,000,000	24,969,181
Canadian Tire Corp., 5.19%, 10/03/2024(f)	10,000,000	9,995,905
Dollarama, Inc., 5.12%, 10/24/2024(f)	50,000,000	49,780,417
		84,745,503
Building Products - 0.8%
Fortune Brands Innovations, Inc., 4.93%, 10/02/2024(f)	44,400,000	44,387,326
Chemicals - 1.4%
FMC Corp., 5.93%, 10/09/2024(f)	49,000,000	48,931,868
Nutrien Ltd., 5.39%, 10/04/2024(f)	30,000,000	29,983,479
		78,915,347
Distributors - 0.5%
Bacardi-Martini BV, 5.88%, 10/10/2024(f)	30,000,000	29,956,498
Diversified Telecommunication Services - 1.3%
Bell Canada, 5.02%, 10/21/2024(f)	50,000,000	49,856,529
Bell Canada, 5.03%, 11/04/2024(f)	25,000,000	24,880,943
Electronic Equipment, Instruments & Components - 0.4%
Jabil, Inc., 5.34%, 10/04/2024(f)	23,500,000	23,485,473
Food Products - 0.8%
McCormick & Co., Inc., 5.46%, 10/25/2024(f)	50,000,000	49,826,814

	Par	Value
Industrial Power & Renewable Elecricity Products - 0.3%
Brookfield Renewable Partners L.P., 5.43%, 10/17/2024(f)	$20,000,000	$19,953,156
Industrial Power & Renewable Electricity Products - 0.4%
Brookfield Renewable Partners L.P., 5.83%, 10/22/2024(f)	26,000,000	25,920,914
Metals & Mining - 0.9%
Glencore LLC, 5.31%, 10/16/2024(f)	50,000,000	49,889,144
Semiconductors & Semiconductor Equipment - 0.9%
Microchip Technology, Inc., 5.41%, 10/10/2024(f)	50,000,000	49,929,360
Specialized REITs - 0.3%
Crown Castle International Corp., 10/31/2024	18,000,000	17,918,765
Total Commercial Paper (Cost $768,952,790)		768,894,501
	Shares
Money Market Funds - 5.4%
Federated Hermes US Treasury Cash Reserves - Class Institutional, 4.86%(g)	155,617,965	155,617,964
MSILF Treasury Securities Portfolio - Class Institutional, 4.89%(g)	155,617,965	155,617,965
		311,235,929
	Par
U.S. Treasury Bills - 1.8%
5.26%, 10/17/2024(f)	$99,000,000	98,794,300
TOTAL SHORT-TERM INVESTMENTS (Cost $1,178,960,139)		1,178,924,730
TOTAL INVESTMENTS - 100.5% (Cost $5,779,429,817)		$5,757,683,421
Liabilities in Excess of Other Assets - (0.5)%		(27,290,159)
TOTAL NET ASSETS - 100.0%		$5,730,393,262

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

14

Osterweis Strategic Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Société Anonyme
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $3,165,704,807 or 55.2% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $65,299,078 or 1.1% of net assets as of September 30, 2024.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	Represents less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	The rate shown is the effective yield as of September 30, 2024.
(g)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

15

Statements of Assets and Liabilities
September 30, 2024 (Unaudited)

	Osterweis Fund	Osterweis Growth and Income Fund	Osterweis Opportunity Fund(a)	Osterweis Strategic Income Fund
ASSETS:
Investments, at value	$155,563,113	$186,692,267	$391,122,238	$5,757,683,421
Receivable for investments sold	2,519,515	1,780,119	373,449	—
Dividends receivable	89,984	139,942	57,513	—
Interest receivable	17,520	959,204	113,955	70,999,275
Receivable for fund shares sold	471	1,419	96,503	3,132,842
Prepaid expenses and other assets	17,460	19,565	5,435	69,385
Total assets	158,208,063	189,592,516	391,769,093	5,831,884,923
LIABILITIES:
Payable for investments purchased	2,333,141	1,830,154	3,550,115	94,849,530
Payable to adviser	101,507	111,135	294,865	3,296,807
Payable for capital shares redeemed	49,848	26,978	51,194	2,216,045
Payable for distribution and shareholder servicing fees	12,763	5,051	13,204	809,216
Payable for fund administration and accounting fees	10,365	12,674	7,161	242,382
Payable for transfer agent fees and expenses	4,864	4,623	5,922	70,035
Payable for compliance fees	1,439	1,438	1,438	1,438
Payable for custodian fees	1,125	3,579	847	27,180
Payable for expenses and other liabilities	5,655	3,940	(3,794)	(20,972)
Total liabilities	2,520,707	1,999,572	3,920,952	101,491,661
NET ASSETS	$ 155,687,356	$187,592,944	$387,848,141	$5,730,393,262
Net Assets Consists of:
Paid-in capital	$80,351,186	$138,207,099	$318,995,840	$6,175,894,952
Total distributable earnings/(accumulated losses)	75,336,170	49,385,845	68,852,301	(445,501,690)
Total net assets	$ 155,687,356	$187,592,944	$387,848,141	$5,730,393,262
Net assets	$155,687,356	$187,592,944	$387,848,141	$5,730,393,262
Shares issued and outstanding	7,244,506	10,611,344	21,619,668	510,603,866
Net asset value per share	$21.49	$17.68	$17.94	$11.22
Cost:
Investments, at cost	$98,591,613	$148,861,600	$319,188,989	$5,779,429,817

(a)	Effective June 30, 2024, the Osterweis Emerging Opportunity Fund changed its name to the Osterweis Opportunity Fund.
The accompanying notes are an integral part of these financial statements.

16

Statements of Operations
For the Period Ended September 30, 2024 (Unaudited)

	Osterweis Fund	Osterweis Growth and Income Fund	Osterweis Opportunity Fund(a)	Osterweis Strategic Income Fund
INVESTMENT INCOME:
Dividend income	$769,650	$620,618	$356,819	$—
Less: Dividend withholding taxes	(18,653)	(13,413)	(6,030)	—
Less: Issuance fees	(7,309)	(5,314)	—	—
Interest income	160,702	2,151,031	647,334	171,173,136
Other income	699	711	753	4,198
Total investment income	905,089	2,753,633	998,876	171,177,334
EXPENSES:
Investment advisory fee	574,088	662,930	1,652,048	19,500,490
Fund administration and accounting fees	28,473	39,322	41,618	759,659
Transfer agent fees	21,007	24,405	107,275	1,867,628
Trustees’ fees	13,207	13,372	14,250	63,213
Federal and state registration fees	11,481	10,884	15,106	52,042
Legal fees	6,187	5,694	5,747	5,689
Compliance fees	5,501	5,501	5,501	5,501
Custodian fees	3,477	5,423	9,430	128,481
Reports to shareholders	2,204	1,232	5,218	101,307
Audit fees	482	595	563	716
Other expenses and fees	9,287	7,892	9,072	58,678
Total expenses	675,394	777,250	1,865,828	22,543,404
Expense (reimbursement) recoupment by Adviser	51,784	—	(48,980)	—
Net expenses	727,178	777,250	1,816,848	22,543,404
Net investment income/(loss)	177,911	1,976,383	(817,972)	148,633,930
REALIZED AND UNREALIZED GAIN
Net realized gain/(loss) from:
Investments	14,636,643	8,079,248	29,391,122	(13,221,468)
Net realized gain/(loss)	14,636,643	8,079,248	29,391,122	(13,221,468)
Net change in unrealized appreciation/(depreciation) on:
Investments	(9,314,023)	(2,736,254)	13,294,425	92,125,741
Net change in unrealized appreciation/(depreciation)	(9,314,023)	(2,736,254)	13,294,425	92,125,741
Net realized and unrealized gain	5,322,620	5,342,994	42,685,547	78,904,273
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 5,500,531	$7,319,377	$41,867,575	$227,538,203

(a)	Effective June 30, 2024, the Osterweis Emerging Opportunity Fund changed its name to the Osterweis Opportunity Fund.
The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets

	Osterweis Fund		Osterweis Growth and Income Fund
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS:
Net investment income	$177,911	$519,574	$1,976,383	$4,519,429
Net realized gain	14,636,643	9,808,527	8,079,248	5,880,512
Net change in unrealized appreciation/ (depreciation)	(9,314,023)	24,327,626	(2,736,254)	16,430,274
Net increase in net assets from operations	5,500,531	34,655,727	7,319,377	26,830,215
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(5,682,977)	(2,095,524)	(6,867,616)
Total distributions to shareholders	—	(5,682,977)	(2,095,524)	(6,867,616)
CAPITAL TRANSACTIONS:
Subscriptions	2,116,094	3,821,751	11,455,204	14,274,648
Reinvestments	—	5,424,422	1,619,475	5,204,393
Redemptions	(9,402,058)	(20,471,855)	(5,318,521)	(16,720,231)
Net increase (decrease) in net assets from capital transactions	(7,285,964)	(11,225,682)	7,756,158	2,758,810
Net increase (decrease) in net assets	(1,785,433)	17,747,068	12,980,011	22,721,409
NET ASSETS:
Beginning of the period	157,472,789	139,725,721	174,612,933	151,891,524
End of the period	$155,687,356	$157,472,789	$187,592,944	$174,612,933
SHARES TRANSACTIONS
Subscriptions	14,574	203,932	356,928	924,251
Reinvestments	—	293,210	41,505	326,971
Redemptions	(35,366)	(1,121,015)	(43,265)	(1,062,122)
Total increase/(decrease) in shares outstanding	(20,792)	(623,873)	355,168	189,100

The accompanying notes are an integral part of these financial statements.

18

Statements of Changes in Net Assets(Continued)

	Osterweis Opportunity Fund(a)		Osterweis Strategic Income Fund
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS:
Net investment income/(loss)	$(817,972)	$(943,863)	$148,633,930	$288,428,542
Net realized gain/(loss)	29,391,122	9,935,983	(13,221,468)	(3,077,616)
Net change in unrealized appreciation	13,294,425	44,268,071	92,125,741	276,312,886
Net increase in net assets from operations	41,867,575	53,260,191	227,538,203	561,663,812
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	—	(147,981,016)	(286,670,985)
Total distributions to shareholders	—	—	(147,981,016)	(286,670,985)
CAPITAL TRANSACTIONS:
Subscriptions	97,738,727	41,115,310	654,975,728	1,301,839,419
Reinvestments	—	—	128,953,623	250,919,868
Redemptions	(16,083,703)	(28,085,210)	(489,388,392)	(1,164,592,939)
Net increase in net assets from capital transactions	81,655,024	13,030,100	294,540,959	388,166,348
Net increase in net assets	123,522,599	66,290,291	374,098,146	663,159,175
NET ASSETS:
Beginning of the period	264,325,542	198,035,251	5,356,295,116	4,693,135,941
End of the period	$387,848,141	$264,325,542	$5,730,393,262	$5,356,295,116
SHARES TRANSACTIONS
Subscriptions	315,687	3,002,932	9,742,525	120,948,817
Reinvestments	—	—	5,774,240	23,360,000
Redemptions	(276,306)	(2,111,662)	(7,963,307)	(108,756,268)
Total increase in shares outstanding	39,381	891,270	7,553,458	35,552,549

(a)	Effective June 30, 2024, the Osterweis Emerging Opportunity Fund changed its name to the Osterweis Opportunity Fund.
The accompanying notes are an integral part of these financial statements.

19

Osterweis Fund
Financial Highlights

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$20.72	$16.99	$20.36	$21.34	$14.68	$16.25
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	0.07	0.06	(0.02)	0.03	0.04
Net realized and unrealized gain (loss) on investments(b)	0.75	4.42	(2.18)	1.33	7.75	(0.31)
Total from investment operations	0.77	4.49	(2.12)	1.31	7.78	(0.27)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.12)	—	(0.19)	(0.10)	(0.07)
Net realized gains	—	(0.64)	(1.25)	(2.10)	(1.02)	(1.23)
Total distributions	—	(0.76)	(1.25)	(2.29)	(1.12)	(1.30)
Net asset value, end of period	$21.49	$20.72	$16.99	$20.36	$21.34	$14.68
TOTAL RETURN(c)	3.72%	26.94%	−10.12%	5.49%	53.48%	−2.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$155,687	$157,473	$139,726	$176,962	$168,912	$110,843
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	0.88%	0.93%	0.92%	0.96%	1.19%	1.19%
After expense reimbursement/recoupment(d)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(d)	0.23%	0.37%	0.36%	(0.07)%	0.16%	0.22%
Portfolio turnover rate(c)	21%	22%	54%	38%	37%	35%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

20

Osterweis Growth and Income Fund
Financial Highlights

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$17.17	$15.22	$17.89	$17.98	$13.02	$14.30
INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.44	0.33	0.27	0.23	0.23
Net realized and unrealized gain (loss) on investments(b)	0.52	2.18	(1.68)	1.10	5.35	(0.96)
Total from investment operations	0.71	2.62	(1.35)	1.37	5.58	(0.73)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.44)	(0.31)	(0.54)	(0.11)	(0.18)
Net realized gains	—	(0.23)	(1.01)	(0.92)	(0.51)	(0.37)
Total distributions	(0.20)	(0.67)	(1.32)	(1.46)	(0.62)	(0.55)
Net asset value, end of period	$17.68	$17.17	$15.22	$17.89	$17.98	$13.02
TOTAL RETURN(c)	4.19%	17.60%	−7.33%	7.46%	−43.15%	−5.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$187,593	$174,613	$151,892	$171,037	$157,277	$110,004
Ratio of expenses to average net assets(d)	0.88%	0.91%	0.93%	0.97%	1.19%	1.20%
Ratio of net investment income to average net assets(d)	2.23%	2.78%	2.07%	1.44%	1.44%	1.57%
Portfolio turnover rate(c)	22%	32%	33%	34%	51%	51%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

21

Osterweis Opportunity Fund(a)
Financial Highlights

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$15.94	$12.62	$14.04	$19.99	$10.48	$12.06
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)	(0.06)	(0.07)	(0.19)	(0.18)	(0.10)
Net realized and unrealized gain (loss) on investments(c)	2.04	3.38	(1.35)	(2.08)	11.81	(0.70)
Total from investment operations	2.00	3.32	(1.42)	(2.27)	11.63	(0.80)
LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	—	(3.68)	(2.12)	(0.78)
Total distributions	—	—	—	(3.68)	(2.12)	(0.78)
Net asset value, end of period	$17.94	$15.94	$12.62	$14.04	$19.99	$10.48
TOTAL RETURN(d)	12.55%	26.31%	−10.18%	−14.14%	111.27%	7.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$387,848	$264,326	$198,035	$194,165	$231,715	$90,220
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.11%	1.18%	1.22%	1.17%	1.19%	1.24%
After expense reimbursement/recoupment(e)	1.08%	1.10%	1.10%	1.10%	1.10%	1.13%
Ratio of net investment loss to average net assets(e)	(0.49)%	(0.45)%	(0.58)%	(0.98)%	(0.99)%	(0.77)%
Portfolio turnover rate(d)	57%	110%	124%	133%	111%	213%

(a)	Effective June 30, 2024, the Osterweis Emerging Opportunity Fund changed its name to the Osterweis Opportunity Fund.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

22

Osterweis Strategic Income Fund
Financial Highlights

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$11.06	$10.46	$11.15	$11.37	$9.97	$11.05
INVESTMENT OPERATIONS:
Net investment income(a)	0.30	0.63	0.50	0.47	0.45	0.47
Net realized and unrealized gain (loss) on investments(b)	0.16	0.60	(0.68)	(0.22)	1.40	(1.06)
Total from investment operations	0.46	1.23	(0.18)	0.25	1.85	(0.59)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.63)	(0.51)	(0.47)	(0.45)	(0.49)
Total distributions	(0.30)	(0.63)	(0.51)	(0.47)	(0.45)	(0.49)
Net asset value, end of period	$11.22	$11.06	$10.46	$11.15	$11.37	$9.97
TOTAL RETURN(c)	4.19%	12.10%	−1.49%	2.13%	18.73%	−5.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,730,393	$5,356,295	$4,693,136	$5,390,062	$5,203,890	$3,995,606
Ratio of expenses to average net assets(d)	0.81%	0.86%	0.85%	0.84%	0.86%	0.86%
Ratio of net investment income to average net assets(d)	5.36%	5.91%	4.74%	4.10%	4.14%	4.32%
Portfolio turnover rate(c)	23%	24%	10%	49%	60%	40%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

23

Osterweis Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024
Note 1 – Organization
The Osterweis Fund, Osterweis Strategic Income Fund, Osterweis Growth & Income Fund, and Osterweis Opportunity Fund (formerly Osterweis Emerging Opportunity Fund prior to 6/30/2024) (each a “Fund”, collectively the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Funds commenced operations on October 1, 1993, August 30, 2002, August 31, 2010, and November 30, 2016, respectively.
The investment objective of the Osterweis Fund is to attain long-term total returns, which it seeks by investing primarily in equity securities. The investment objective of the Osterweis Strategic Income Fund is to preserve capital and attain long- term total returns through a combination of current income and moderate capital appreciation, which it seeks by investing primarily in income bearing securities. The investment objective of the Osterweis Growth & Income Fund is to attain long- term total returns and capital preservation, which it seeks by investing in both equity and fixed income securities that the Adviser believes can deliver attractive long-term returns and enhanced capital preservation. The investment objective of the Osterweis Opportunity Fund is to attain long-term capital appreciation. Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC may be referred to individually or collectively as the “Adviser” or “Advisers” throughout this report.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities which may include REITs, BDCs and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Securities for which market quotations are not ready available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Osterweis Capital Management (the “Advisor”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

24

Osterweis Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:
Osterweis Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$144,894,544	$—	$—	$144,894,544
Real Estate Investment Trusts	6,818,243	—	—	6,818,243
Money Market Funds	3,850,326	—	—	3,850,326
Total Assets:	$155,563,113	$—	$—	$155,563,113

Refer to the Schedule of Investments for industry classifications.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:
Osterweis Strategic Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$4,196,506,123	$12,458,950	$4,208,965,073
Convertible Bonds	—	316,953,490	—	316,953,490
Common Stocks	—	—	52,840,128	52,840,128
Commercial Paper	—	768,894,501	—	768,894,501
Money Market Funds	311,235,929	—	—	311,235,929
U.S. Treasury Bills	—	98,794,300	—	98,794,300
Total Assets:	$311,235,929	$5,381,148,414	$65,299,078	$5,757,683,421

Refer to the Schedule of Investments for industry classifications and disclosure of Level 3 securities.

25

Osterweis Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)
The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Private Mortgage Backed Obligations	Total
Balance as of March 31, 2024	$54,944,691	$11,741,456	$66,686,147
Acquisitions	—	—	—
Dispositions	(2,109,468)	—	(2,109,468)
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	4,905	717,494	722,399
Transfer in and/or out of Level 3	—	—	—
Balance as of September 30, 2024	$52,840,128	$12,458,950	$65,299,078
Change in unrealized appreciation/depreciation for Level 3 investments held at September 30, 2024	$4,905	$717,494	$722,399

Type of Security	Fair Value at 9/30/24	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Comparable Approach	Discount Rate, EBITDA Multiple	3.0%/5.5x
		Broker Quotes	Market Data	$ 1.1000
	$52,840,128	Estimated Proceeds	Market Data	$0.0007514
Private Mortgage Backed Obligations	$12,458,950	Discounted Cash Flow	Adjustment to yield	344 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.
The Adviser, as the Funds’ Valuation Designee, oversees valuation techniques.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:
Osterweis Growth and Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$108,208,935	$—	$680,224	$108,889,159
Corporate Bonds	—	49,422,038	366,793	49,788,831
Real Estate Investment Trusts	6,858,467	—	—	6,858,467
Convertible Bonds	—	4,886,568	—	4,886,568
Commercial Paper	—	1,995,568	—	1,995,568
Money Market Funds	14,273,674	—	—	14,273,674
Total Assets:	$129,341,076	$56,304,174	$1,047,017	$186,692,267

Refer to the Schedule of Investments for industry classifications and disclosure of Level 3 securities.

26

Osterweis Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)
The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Private Mortgage Backed Obligations	Total
Balance as of March 31, 2024	$683,813	$ 345,669	$1,029,482
Acquisitions	(3,597)	—	(3,597)
Dispositions	—	—	—
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	8	21,123	21,131
Transfer in and/or out of Level 3	—	—	—
Balance as of September 30, 2024	$680,224	$ 366,793	$1,047,017
Change in unrealized appreciation/depreciation for Level 3 investments held at September 30, 2024	$8	$21,123	$21,131

Type of Security	Fair Value at 9/30/24	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Comparable Approach	Discount Rate, EBITDA Multiple	3.0%/5.5x
		Broker Quotes	Market Data	$ 1.1000
	$680,224	Estimated Proceeds	Market Data	$0.0007514
Private Mortgage Backed Obligations	$366,793	Discounted Cash Flow	Adjustment to yield	344 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.
The Adviser, as the Funds’ Valuation Designee, oversees valuation techniques.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:
Osterweis Opportunity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$360,137,831	$—	$—	$360,137,831
Money Market Funds	30,984,407	—	—	30,984,407
Total Assets:	$391,122,238	$—	$—	$391,122,238

Refer to the Schedule of Investments for industry classifications.
B.
Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from dividends receivable, interest receivable and other foreign currency denominated payables and receivables in Change in net unrealized appreciation/depreciation on foreign currency translation and Net realized gain (loss) on foreign currency translation. The Funds do not isolate that portion of realized and unrealized gain (loss) on investments

27

Osterweis Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)
resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included in Change in net unrealized appreciation/depreciation on investments and Net realized gain (loss) on investments.
C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year. Net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.
As of the most recent fiscal year end March 31, 2024, there were $349,961 of late-year losses for the Opportunity Fund. There were no post-October losses for the Funds.
As of the most recent fiscal year end March 31, 2024, the Funds had the following capital loss carryovers available for federal income tax purposes:

	Capital Loss Carryovers
	Short-Term	Long-Term
Osterweis Fund	$—	$—
Osterweis Strategic Income Fund	(6,597,369)	(417,917,683)
Osterweis Growth & Income Fund	—	—
Osterweis Opportunity Fund	(30,161,081)	(40,023)

As of September 30, 2024, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, as of September 30, 2024, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on an identified cost basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs and MLPs are generally comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Osterweis Fund and Osterweis Opportunity Fund normally are declared and paid on an annual basis. Distributions to shareholders from net investment income for the Osterweis Growth & Income Fund normally are declared and paid on a quarterly basis, and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions to shareholders from net investment income for the Osterweis Strategic Income Fund normally are declared and paid on a monthly basis, and distributions to shareholders from net realized gains on securities are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

28

Osterweis Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)
F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Restricted Cash. Restricted cash represents amounts that are held by third parties under certain of the Fund’s derivative transactions. Such cash is excluded from cash and equivalents in the Statements of Assets and Liabilities. Interest income earned on restricted cash is recorded in other income on the Statements of Operations.

K.
Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022- 03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate- related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. The Financial Accounting Standards Board (“FASB”) approved an (optional) 2-year extension, until December 31, 2024, for temporary relief of transitioning away from the LIBOR. LIBOR was set to expire June 30, 2023. Companies were initially provided temporary relief through December 31, 2022 to update contracts moving away from LIBOR.
L.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

29

Osterweis Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)
Note 3 – Commitments and Other Related Party Transactions
The Advisers provide the Funds with investment management services under separate Investment Advisory Agreements (the “Advisory Agreements”). Under the Advisory Agreements, the Advisers furnish all investment advice, office space, certain administrative services, and most of the personnel needed by each Fund. As compensation for their services, the Advisers are entitled to a monthly fee. For the Osterweis Fund, the Adviser is entitled to a monthly fee at an annual rate of 0.75%. For the Osterweis Strategic Income Fund, the Adviser is entitled to a monthly fee at an annual rate of 1.00% of the average daily net assets up to $250 million, 0.75% of the average daily net assets from $250 million to $2.5 billion, and 0.65% of the average daily net assets greater than $2.5 billion. For the Osterweis Growth & Income Fund, the Adviser is entitled to a monthly fee at the annual rate of 0.75%. For the Osterweis Opportunity Fund, the Adviser is entitled to a monthly fee at an annual rate of 1.00% of the average daily net assets up to $500 million, 0.85% of the average daily net assets from $500 million to $1 billion, and 0.75% of the average daily net assets greater than $1 billion. The amount of investment advisory fees incurred by the Funds for the six months ended September 30, 2024 are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any waiver or reimbursement discussed below.
The Adviser has contractually agreed to limit the annual ratio of expenses (Expense Cap) at least until June 30, 2025 for the Osterweis Fund and the Osterweis Opportunity Fund by reducing all or a portion of their fees and reimbursing Fund expenses so that each Fund’s ratios of expenses to average net assets will not exceed 0.95% and 1.10%, respectively. Each Operating Expenses Limitation Agreement has an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. Any fees waived and/or any Fund expenses absorbed by the Adviser pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Fund’s current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is also contingent upon Board review and approval. Any amount due from the Adviser is paid monthly to the Funds, if applicable. For the six months ended September 30, 2024, the Adviser recaptured $51,784 in fees in the Osterweis Fund, and waived $48,980 in fees in the Osterweis Opportunity Fund. As of September 30, 2024, the remaining cumulative amount the Adviser may be reimbursed is $16 for Osterweis Fund, and $545,633 for Osterweis Opportunity Fund.
The Adviser may recapture a portion of the above no later than the years as stated below:

	March 31, 2025	March 31, 2026	March 31, 2027	September 30, 2028	Total
Osterweis Fund	$—	$—	$16	$—	$16
Osterweis Opportunity Fund	104,824	222,867	168,962	48,980	545,633

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acts as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended September 30, 2024, are disclosed in the Statements of Operations.
Quasar Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.
The Funds have entered into Sub-Transfer Agent Arrangements (the “Arrangements”). All Arrangements must be approved by the Board. For the six months ended September 30, 2024, the Sub-Transfer Agent Fees and Transfer Agent Fees incurred by the Funds are disclosed in the Statements of Operations.

30

Osterweis Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)
Note 4 – Purchases and Sales of Securities
For the six months ended September 30, 2024, the cost of purchases and proceeds from sales and maturities of securities, excluding short-term investments, were as follows:

	Purchases	Sales
Osterweis Fund	$30,481,468	$35,035,547
Osterweis Strategic Income Fund	860,473,917	1,025,918,544
Osterweis Growth & Income Fund	39,691,422	33,223,502
Osterweis Opportunity Fund	244,786,307	175,469,949

The Funds did not purchase or sell long-term U.S. Government securities during the six months ended September 30, 2024.
Note 5 – Distributions to Shareholders
The tax character of distributions paid during the six months ended September 30, 2024 and the year ended March 31, 2024, was as follows:
Ordinary Income

	September 30, 2024	March 31, 2024
Osterweis Fund	$—	$908,153
Osterweis Strategic Income Fund	147,981,016	286,670,985
Osterweis Growth & Income Fund	2,095,524	4,704,178
Osterweis Opportunity Fund	—	—

Long-Term Capital Gains1

	September 30, 2024	March 31, 2024
Osterweis Fund	$—	$4,774,824
Osterweis Strategic Income Fund	—	—
Osterweis Growth & Income Fund	—	2,163,438
Osterweis Emerging Opportunity Fund	—	—

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

31

Osterweis Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)
The cost basis of investments for federal income tax purposes at most recent fiscal year end, March 31, 2024, was as follows:

	Osterweis Fund	Strategic Income Fund	Growth & Income Fund	Opportunity Fund
Cost of investments	$91,186,598	$5,464,806,193	$133,587,101	$209,566,669
Gross tax unrealized appreciation	66,450,810	42,128,084	42,701,957	60,830,009
Gross tax unrealized depreciation	(165,287)	(156,263,570)	(2,136,064)	(3,294,219)
Gross tax unrealized appreciation/ depreciation	66,285,523	(114,135,486)	40,565,893	57,535,790
Undistributed ordinary income	132,443	13,591,659	339,380	—
Undistributed long-term capital gain	3,417,673	—	3,256,720	—
Total distributable earnings	3,550,116	13,591,659	3,596,100	—
Other accumulated gain/(loss)	—	(424,515,052)	—	(30,551,065)
Total distributable (accumulated) earnings (losses)	$69,835,639	$(525,058,879)	$44,161,993	$26,984,725

The tax difference between book basis and tax basis unrealized appreciation is primarily attributable to wash sale deferrals.
Note 6 – Investments in Affiliates
Affiliated companies are those that are “affiliated persons” as defined in Section 2(a)(3) of the 1940 Act. They include, among other entities, issuers 5% or more of whose outstanding voting shares are held by the Fund. For the six months ended September 30, 2024, the Funds had the following transactions with affiliated companies:
Osterwies Strategic Income Fund
Affiliates

Convertible Preferred Stocks	Share Balance September 30, 2024	Value March 31, 2024	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Value September 30, 2024	Dividend Income
Daseke, Inc., 7.625%	—	$ 49,000,000	$ —	$(49,000,000)	$ —	$ —	$ —	$ —

Osterwies Growth & Income Fund

Convertible Preferred Stocks	Share Balance September 30, 2024	Value March 31, 2024	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Value September 30, 2024	Dividend Income
Daseke, Inc., 7.625%	—	$1,000,000	$ —	$(1,000,000)	$ —	$ —	$ —	$ —

32

Osterweis Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)
Note 7 – Credit Facility
U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility details for the six months ended September 30, 2024, are as follows:

	Osterweis Fund	Osterweis Strategic Income Fund	Osterweis Growth & Income Fund	Osterweis Opportunity Fund
Maximum available credit	$20,000,000	$300,000,000	$20,000,000	$15,000,000
Largest amount outstanding on an individual day	—	—	—	—
Average balance when in use	—	—	—	—
Credit facility outstanding as of September 30, 2024	—	—	—	—
Average interest rate when in use	—	—	—	—

Interest expenses for the six months ended September 30, 2024, are disclosed in the Statements of Operations, as applicable.
Note 8 – Risks Associated with the Discontinuation of the London Interbank Offered Rate (“LIBOR”)
The Funds invest in corporate bonds that have interest rate provisions linked to LIBOR. LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for such loans. It is expected that a number of private-sector banks currently reporting information used to set LIBOR will stop doing so after 2021 when their current reporting commitment ends, which could either cause LIBOR to stop publication immediately or cause LIBOR’s regulator to determine that its quality has degraded to the degree that it is no longer representative of its underlying market. The expected discontinuation of LIBOR may impact the functioning, liquidity, and value of these.

33

Approval of Investment Advisory Agreements (Unaudited)
OSTERWEIS FUND
OSTERWEIS STRATEGIC INCOME FUND
OSTERWEIS GROWTH & INCOME FUND
OSTERWEIS OPPORTUNITY FUND
At a meeting held on August 14-15, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreements (the “Advisory Agreements”) between Professionally Managed Portfolios (the “Trust”) and Osterweis Capital Management, Inc. for the Osterweis Fund and Osterweis Capital Management, LLC for each of the Osterweis Strategic Income Fund, the Osterweis Growth & Income Fund, and the Osterweis Opportunity Fund (each a “Fund,” and together, the “Funds”). Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC are referred to individually as an “Adviser” and collectively as the “Advisers” or “Osterweis.” At this meeting and at a prior meeting held on June 13, 2024, the Board received and reviewed substantial information regarding the Funds, the Advisers and the services provided by the Advisers to the Funds under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:
1. The nature, extent and quality of the services provided and to be provided by the Advisers under the Advisory Agreements. The Trustees considered the nature, extent and quality of the Advisers’ overall services provided to the Funds as well as their specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisers involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisers, including information regarding their compliance program, their chief compliance officer and the Advisers’ compliance record, as well as the Advisers’ cybersecurity program, business continuity plan and risk management process. The Board also considered the prior relationship between the Advisers and the Trust, as well as the Board’s knowledge of the Advisers’ operations, and noted that during the course of the prior year they had met with certain personnel of the Advisers to discuss fund performance and investment outlook, as well as, various marketing and compliance topics, including the Advisers’ risk management process. The Board concluded that the Advisers had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing their duties under the Advisory Agreements, and that they were satisfied with the nature, overall quality and extent of such management services.
2. The Funds’ historical performance and the overall performance of the Advisers. In assessing the quality of the portfolio management delivered by the Advisers, the Board reviewed the short-term and long-term performance of each Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Advisers’ similarly managed accounts, all for periods ended March 31, 2024. The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe. When reviewing the Funds’ performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Funds and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
For the Osterweis Fund, the Board noted that the Fund underperformed its Morningstar peer group average for the one-, three- and ten-year periods and outperformed for the five-year period. The Board also noted that the Fund outperformed the average of its Cohort for the one-year period and underperformed for the three-, five-, and ten-year periods. The Board also considered the underperformance of the Fund against its broad-based securities market benchmark for the one-, three-, five-, and ten-year periods. The Board also considered the Fund’s outperformance compared to the Adviser’s core equity composite for the one-, three- and five-year periods and underperformed for the ten-year period.

34

Approval of Investment Advisory Agreements (Unaudited)(Continued)
For the Osterweis Strategic Income Fund, the Board noted that the Fund outperformed its Morningstar peer group average for the one-, three- , five-, and ten-year periods. The Board also noted that the Fund outperformed the average of its Cohort for the one- and three-year periods and underperformed for the five- and ten-year periods. The Board also considered the outperformance of the Fund against its broad-based securities market benchmark for the one-, three-, five-, and ten-year periods. The Trustees noted that the Adviser does not replicate the Osterweis Strategic Income Fund’s investment style in separately managed accounts.
For the Osterweis Growth & Income Fund, the Board noted that the Fund had underperformed its Morningstar peer group average for the one-year period and outperformed for the three-, five- and ten-year periods. The Board also noted that the Fund underperformed the average of its Cohort for the one- and ten-year periods and performed for the three- and five-year periods. The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed for the one-year period and outperformed for the three-, five-, and ten-year periods. The Board also considered the Fund’s outperformance compared to the Adviser’s growth & income composite for the one- and three-year periods and underperformance for the five- and ten-year periods, noting such differences were not significant.
For the Osterweis Opportunity Fund, the Board noted that the Fund had outperformed its Morningstar peer group average for the one-, three-, five-, and ten-year periods. The Board also noted that the Fund outperformed the average of its Cohort for the one-, three-, five- and ten-year periods. The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it outperformed for the one-, three- and five-, and ten-year periods. The Board also considered the Fund’s underperformance compared to the Adviser’s emerging growth composite for the one-, three-, five-, and ten-year periods, noting such differences were not significant.
For the Osterweis Total Return Fund, the Board noted that the Fund had outperformed its Morningstar peer group average for the one- and five-year periods and underperformed for the three-year period. The Board also noted that the Fund outperformed the average of its Cohort for the one-, three-, and five-year periods. The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it outperformed for the one-, three-, and five-year periods. The Trustees noted that the Adviser does not replicate the Osterweis Total Return Fund’s investment style in separately managed accounts.
3. The costs of the services provided by the Advisers and the structure of the Advisers’ fees under the Advisory Agreements. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisers, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.
For the Osterweis Fund, the Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 0.95% excluding certain operating expenses (the “Expense Cap”). The Board noted that the Fund’s net expense ratio was higher than its peer group average. The Board noted that the Fund’s advisory fee was above the average of its Cohort and below the median and the Fund’s net expense ratio was lower than the median of its Cohort and above the average. The Board noted that the fees charged to other similarly managed account clients were higher than, equal to, or lower than those charged to the Osterweis Fund depending on the level of assets. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.
For the Osterweis Strategic Income Fund, the Board noted that the Fund’s net expense ratio was lower than its peer group average. The Board noted that the Fund’s advisory fee and net expense ratio were higher than the median and average of its Cohort. The Board considered that the advisory fee included breakpoints in order to share economies of scale with the Fund and that the breakpoints were currently in effect. The Trustees noted that the Adviser does not replicate the Osterweis Strategic Income Fund’s investment style in separately managed accounts. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.
For the Osterweis Growth & Income Fund, the Board noted that the Fund’s net expense ratio was higher than the average of its peer group median. The Board also noted that the Fund’s advisory fee and net expense ratio were higher than the Cohort median and average. The Board noted that the fees charged to other similarly managed account clients

35

Approval of Investment Advisory Agreements (Unaudited)(Continued)
were higher than, equal to, or lower than those charged to the Osterweis Growth & Income Fund depending on the level of assets. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.
For the Osterweis Opportunity Fund, the Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 1.10% (the “Expense Cap”). The Board noted that the Fund’s net expense ratio was lower than that of its peer group average. The Board noted that the Fund’s advisory fee and net expense ratio were higher than the median and average of its Cohort. The Board considered that the advisory fee included breakpoints in order to share economies of scale with the Fund, although Fund assets had not yet grown to a point where the breakpoint has been reached. The Board noted that the fees charged to other similarly managed account clients were higher than or equal to those charged to the Osterweis Opportunity Fund depending on the level of assets. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.
For the Osterweis Total Return Fund, the Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 0.75% (the “Expense Cap”) although the Fund is currently operating below that level. The Board noted that the Fund’s net expense ratio was lower than that of its peer group average. The Board noted that the Fund’s advisory fee and net expense ratio were higher than the median and average of its Cohort. The Trustees noted that the Adviser does not replicate the Osterweis Total Return Fund’s investment style in separately managed accounts. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.
4. Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisers that should be shared with shareholders. The Board noted that the Advisory Agreements for the Osterweis Strategic Income Fund and Osterweis Opportunity Fund contain breakpoints in the advisory fee. The Board also noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse expenses so that the Osterweis Fund, Osterweis Opportunity Fund, and Osterweis Total Return Fund do not exceed their respective Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.
5. The profits to be realized by the Advisers and their affiliates from their relationship with the Funds. The Board reviewed the Advisers’ financial information and took into account both the direct benefits and the indirect benefits to the Advisers from advising the Funds. The Board considered the profitability to the Advisers from their relationship with the Funds and considered any additional material benefits derived by the Advisers from their relationship with the Funds, particularly benefits received in exchange for “soft dollars” paid to the Advisers. After such review, the Board determined that the profitability to the Advisers with respect to the Advisory Agreements was not excessive, and that the Advisers had maintained adequate financial resources to support the services they provide to the Funds.
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements, but rather the Board based its determination on the total mix of information available to the Trustees. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisers, including each Fund’s advisory fee, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreements would be in the best interest of each Fund and its shareholders.

36

Osterweis Funds
Additional Information
Information About Proxy Voting
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 236-0050. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 236-0050. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov, and the Fund’s website at www.osterweis.com/mutual_funds/literature.
Information About the Portfolio Holdings
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds Form N-PORT reports may also be obtained by (866) 236-0050.

37

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	December 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	December 5, 2024

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	December 5, 2024

* Print the name and title of each signing officer under his or her signature.